Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred Stock Shares Authorized	1,000,000	1,000,000
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred Stock Shares Issued	8,479	8,479
Common Stock Shares Authorized	250,000,000	250,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common Stock Shares Issued	102,409,364	101,563,766